U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202

October 31, 2022

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:    Manager Directed Portfolios (the “Trust”)
    Securities Act Registration No: 333-133691
    Investment Company Act Registration No: 811-21897
    Hood River Small-Cap Growth Fund (S000012813)
    Hood River International Opportunity Fund (S000073660)
    (the “Funds”)

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, and the regulations thereunder, the Trust on behalf of its series, Hood River Small-Cap Growth Fund and Hood River International Opportunity Fund, hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment effective October 31, 2022, and filed electronically as Post-Effective Amendment No. 128 to the Trust’s Registration Statement on Form N‑1A on October 27, 2022.
If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at Isabella.Zoller@usbank.com.

Very truly yours,

/s/ Isabella K. Zoller
Assistant Vice President
U.S. Bank Global Fund Services
as Administrator for the Trust